Supplementary Data (Unaudited) - Supplemental Financial Information (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	3 Months Ended								6 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 02, 2016	Jun. 27, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Condensed Income Statements, Captions [Line Items]
Net revenue	$ 359,532	$ 426,286	$ 329,009	$ 175,139	$ 294,040	$ 348,136	$ 292,410	$ 136,019	$ 620,675	$ 504,148	$ 1,289,966	$ 1,070,605	$ 824,364
Operating income (loss)	67,990	83,357	42,300	(59,006)	23,307	47,749	33,922	(35,019)	17,177	(16,706)	134,641	69,959	(47,977)
Income (loss) from continuing operations	46,106	34,106	(434)	(79,837)	4,753	28,110	13,832	(53,048)	(20,484)	(80,271)	(59)	(6,353)	(103,151)
Net income (loss)	$ 47,706	$ 34,163	$ 324	$ (79,837)	$ 4,468	$ 28,117	$ 14,201	$ (53,068)	$ (20,484)	$ (79,513)	$ 2,356	$ (6,282)	$ (103,679)